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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-25473
                                                                 811-03859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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                     SUPPLEMENT TO THE POLARIS II PROSPECTUS
                                DATED MAY 1, 2003

THE FOLLOWING VARIABLE PORTFOLIOS ARE NOT CURRENTLY AVAILABLE FOR INVESTMENT. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE OR THE ANNUITY SERVICE CENTER FOR THE VARIABLE PORTFOLIO'S AVAILABILITY DATE.

            Small & Mid Cap Value Portfolio
            Foreign Value Portfolio

THE FOLLOWING REPLACES THE FOOTNOTE TO THE ASTERISKED FUNDS LISTS IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

      *This Variable Portfolio is not currently available for investment. Please check with your financial representative or the Annuity Service Center for the Variable Portfolio's availability date.




Date: May 27, 2003

                Please keep this Supplement with your Prospectus.